ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Advances to suppliers [Line Items]
Advances to suppliers	R$ 203,379	R$ 83,114
Advances local currency [Member]
Advances to suppliers [Line Items]
Advances to suppliers	109,677	39,698
Advances foreign currency [Member]
Advances to suppliers [Line Items]
Advances to suppliers	R$ 93,702	R$ 43,416